Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000097931
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,650	$10,138
Dec-2016	$10,944	$11,351
Dec-2017	$13,209	$13,829
Dec-2018	$11,942	$13,223
Dec-2019	$14,891	$17,386
Dec-2020	$16,816	$20,585
Dec-2021	$20,122	$26,494
Dec-2022	$16,954	$21,696
Dec-2023	$19,966	$27,399
Dec-2024	$22,403	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	12.21%	8.51%	8.40%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 199,288,284	$ 199,288,284
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 170,808
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$199,288,284 Number of Portfolio Holdings13 Advisory Fee $170,808 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.9%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
SPDR Portfolio S&P 500 Growth ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097930
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,634	$10,138
Dec-2016	$10,901	$11,351
Dec-2017	$13,124	$13,829
Dec-2018	$11,828	$13,223
Dec-2019	$14,710	$17,386
Dec-2020	$16,576	$20,585
Dec-2021	$19,777	$26,494
Dec-2022	$16,637	$21,696
Dec-2023	$19,526	$27,399
Dec-2024	$21,867	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	11.99%	8.25%	8.14%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 199,288,284	$ 199,288,284
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 170,808
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$199,288,284 Number of Portfolio Holdings13 Advisory Fee $170,808 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.9%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
SPDR Portfolio S&P 500 Growth ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158839
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,322	$9,765
Dec-2016	$10,475	$10,932
Dec-2017	$12,463	$13,319
Dec-2018	$11,189	$12,735
Dec-2019	$13,882	$16,745
Dec-2020	$15,594	$19,826
Dec-2021	$18,575	$25,517
Dec-2022	$15,577	$20,896
Dec-2023	$18,241	$26,389
Dec-2024	$20,378	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Aggressive Growth ETF Portfolio	11.72%	7.98%	7.83%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 199,288,284	$ 199,288,284
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 170,808
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$199,288,284 Number of Portfolio Holdings13 Advisory Fee $170,808 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.9%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
SPDR Portfolio S&P 500 Growth ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000211504
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,742	$11,119
Dec-2020	$12,104	$13,165
Dec-2021	$14,442	$16,944
Dec-2022	$12,149	$13,876
Dec-2023	$14,259	$17,523
Dec-2024	$15,968	$21,907

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Aggressive Growth ETF Portfolio	11.99%	8.25%	8.60%
S&P 500® Index	25.02%	14.53%	14.83%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 199,288,284	$ 199,288,284
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 170,808
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$199,288,284 Number of Portfolio Holdings13 Advisory Fee $170,808 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.9%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
SPDR Portfolio S&P 500 Growth ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097924
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,762	$10,138
Dec-2016	$10,564	$11,351
Dec-2017	$11,747	$13,829
Dec-2018	$11,115	$13,223
Dec-2019	$12,922	$17,386
Dec-2020	$14,035	$20,585
Dec-2021	$15,435	$26,494
Dec-2022	$13,739	$21,696
Dec-2023	$15,353	$27,399
Dec-2024	$16,434	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	7.04%	4.93%	5.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 121,465,532	$ 121,465,532
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 110,403
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,465,532 Number of Portfolio Holdings24 Advisory Fee $110,403 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.0%
Exchange-Traded Funds	89.2%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097925
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,744	$10,138
Dec-2016	$10,515	$11,351
Dec-2017	$11,666	$13,829
Dec-2018	$11,010	$13,223
Dec-2019	$12,764	$17,386
Dec-2020	$13,835	$20,585
Dec-2021	$15,166	$26,494
Dec-2022	$13,475	$21,696
Dec-2023	$15,010	$27,399
Dec-2024	$16,039	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	6.86%	4.68%	4.84%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 121,465,532	$ 121,465,532
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 110,403
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,465,532 Number of Portfolio Holdings24 Advisory Fee $110,403 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.0%
Exchange-Traded Funds	89.2%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000211501
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,611	$11,119
Dec-2020	$11,502	$13,165
Dec-2021	$12,608	$16,944
Dec-2022	$11,194	$13,876
Dec-2023	$12,461	$17,523
Dec-2024	$13,307	$21,907

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	6.79%	4.63%	5.17%
S&P 500® Index	25.02%	14.53%	14.83%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 121,465,532	$ 121,465,532
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 110,403
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,465,532 Number of Portfolio Holdings24 Advisory Fee $110,403 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.0%
Exchange-Traded Funds	89.2%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158836
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,630	$9,765
Dec-2016	$10,361	$10,932
Dec-2017	$11,436	$13,319
Dec-2018	$10,771	$12,735
Dec-2019	$12,470	$16,745
Dec-2020	$13,480	$19,826
Dec-2021	$14,738	$25,517
Dec-2022	$13,057	$20,896
Dec-2023	$14,515	$26,389
Dec-2024	$15,470	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Balanced ETF Portfolio	6.58%	4.40%	4.73%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 121,465,532	$ 121,465,532
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 110,403
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,465,532 Number of Portfolio Holdings24 Advisory Fee $110,403 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.0%
Exchange-Traded Funds	89.2%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097922
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,822	$10,138
Dec-2016	$10,427	$11,351
Dec-2017	$11,167	$13,829
Dec-2018	$10,890	$13,223
Dec-2019	$12,200	$17,386
Dec-2020	$13,082	$20,585
Dec-2021	$13,964	$26,494
Dec-2022	$12,763	$21,696
Dec-2023	$13,973	$27,399
Dec-2024	$14,842	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	6.22%	4.00%	4.03%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,625,587	$ 38,625,587
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 35,871
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,625,587 Number of Portfolio Holdings24 Advisory Fee $35,871 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097923
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,791	$10,138
Dec-2016	$10,361	$11,351
Dec-2017	$11,068	$13,829
Dec-2018	$10,772	$13,223
Dec-2019	$12,032	$17,386
Dec-2020	$12,880	$20,585
Dec-2021	$13,711	$26,494
Dec-2022	$12,497	$21,696
Dec-2023	$13,645	$27,399
Dec-2024	$14,464	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	6.00%	3.75%	3.76%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,625,587	$ 38,625,587
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 35,871
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,625,587 Number of Portfolio Holdings24 Advisory Fee $35,871 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000211500
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,494	$11,119
Dec-2020	$11,233	$13,165
Dec-2021	$11,958	$16,944
Dec-2022	$10,899	$13,876
Dec-2023	$11,901	$17,523
Dec-2024	$12,615	$21,907

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	6.00%	3.75%	4.18%
S&P 500® Index	25.02%	14.53%	14.83%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,625,587	$ 38,625,587
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 35,871
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,625,587 Number of Portfolio Holdings24 Advisory Fee $35,871 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158835
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,731	$9,765
Dec-2016	$10,287	$10,932
Dec-2017	$10,968	$13,319
Dec-2018	$10,684	$12,735
Dec-2019	$11,896	$16,745
Dec-2020	$12,691	$19,826
Dec-2021	$13,487	$25,517
Dec-2022	$12,258	$20,896
Dec-2023	$13,357	$26,389
Dec-2024	$14,127	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Conservative ETF Portfolio	5.76%	3.50%	3.73%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,625,587	$ 38,625,587
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 35,871
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$38,625,587 Number of Portfolio Holdings24 Advisory Fee $35,871 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097929
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,591	$10,138
Dec-2016	$10,799	$11,351
Dec-2017	$12,768	$13,829
Dec-2018	$11,674	$13,223
Dec-2019	$14,284	$17,386
Dec-2020	$15,987	$20,585
Dec-2021	$18,688	$26,494
Dec-2022	$15,968	$21,696
Dec-2023	$18,588	$27,399
Dec-2024	$20,649	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	11.09%	7.65%	7.52%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 216,401,084	$ 216,401,084
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 186,283
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$216,401,084 Number of Portfolio Holdings20 Advisory Fee $186,283 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.8%
Exchange-Traded Funds	95.1%
Money Market Funds	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.9%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097928
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,566	$10,138
Dec-2016	$10,745	$11,351
Dec-2017	$12,672	$13,829
Dec-2018	$11,560	$13,223
Dec-2019	$14,111	$17,386
Dec-2020	$15,758	$20,585
Dec-2021	$18,361	$26,494
Dec-2022	$15,661	$21,696
Dec-2023	$18,181	$27,399
Dec-2024	$20,142	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	10.79%	7.38%	7.25%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 216,401,084	$ 216,401,084
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 186,283
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$216,401,084 Number of Portfolio Holdings20 Advisory Fee $186,283 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.8%
Exchange-Traded Funds	95.1%
Money Market Funds	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.9%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000211503
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,716	$11,119
Dec-2020	$11,966	$13,165
Dec-2021	$13,943	$16,944
Dec-2022	$11,893	$13,876
Dec-2023	$13,806	$17,523
Dec-2024	$15,295	$21,907

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Growth ETF Portfolio	10.79%	7.38%	7.78%
S&P 500® Index	25.02%	14.53%	14.83%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 216,401,084	$ 216,401,084
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 186,283
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$216,401,084 Number of Portfolio Holdings20 Advisory Fee $186,283 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.8%
Exchange-Traded Funds	95.1%
Money Market Funds	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.9%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158838
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,341	$9,765
Dec-2016	$10,429	$10,932
Dec-2017	$12,154	$13,319
Dec-2018	$11,069	$12,735
Dec-2019	$13,474	$16,745
Dec-2020	$15,004	$19,826
Dec-2021	$17,450	$25,517
Dec-2022	$14,841	$20,896
Dec-2023	$17,188	$26,389
Dec-2024	$18,989	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Growth ETF Portfolio	10.48%	7.10%	7.03%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 216,401,084	$ 216,401,084
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 186,283
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$216,401,084 Number of Portfolio Holdings20 Advisory Fee $186,283 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.8%
Exchange-Traded Funds	95.1%
Money Market Funds	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.9%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097926
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,687	$10,138
Dec-2016	$10,733	$11,351
Dec-2017	$12,276	$13,829
Dec-2018	$11,466	$13,223
Dec-2019	$13,661	$17,386
Dec-2020	$15,140	$20,585
Dec-2021	$17,127	$26,494
Dec-2022	$14,959	$21,696
Dec-2023	$17,025	$27,399
Dec-2024	$18,555	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	8.99%	6.32%	6.38%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 181,286,143	$ 181,286,143
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 163,490
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$181,286,143 Number of Portfolio Holdings22 Advisory Fee $163,490 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.1%
Exchange-Traded Funds	91.9%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.0%
SPDR Portfolio Short Term Corporate Bond ETF	9.1%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097927
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,657	$10,138
Dec-2016	$10,672	$11,351
Dec-2017	$12,178	$13,829
Dec-2018	$11,340	$13,223
Dec-2019	$13,484	$17,386
Dec-2020	$14,913	$20,585
Dec-2021	$16,824	$26,494
Dec-2022	$14,654	$21,696
Dec-2023	$16,628	$27,399
Dec-2024	$18,098	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	8.84%	6.06%	6.11%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 181,286,143	$ 181,286,143
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 163,490
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$181,286,143 Number of Portfolio Holdings22 Advisory Fee $163,490 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.1%
Exchange-Traded Funds	91.9%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.0%
SPDR Portfolio Short Term Corporate Bond ETF	9.1%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000211502
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,660	$11,119
Dec-2020	$11,777	$13,165
Dec-2021	$13,284	$16,944
Dec-2022	$11,576	$13,876
Dec-2023	$13,123	$17,523
Dec-2024	$14,269	$21,907

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderate Growth ETF Portfolio	8.73%	6.00%	6.47%
S&P 500® Index	25.02%	14.53%	14.83%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 181,286,143	$ 181,286,143
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 163,490
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$181,286,143 Number of Portfolio Holdings22 Advisory Fee $163,490 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.1%
Exchange-Traded Funds	91.9%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.0%
SPDR Portfolio Short Term Corporate Bond ETF	9.1%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158837
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,474	$9,765
Dec-2016	$10,383	$10,932
Dec-2017	$11,720	$13,319
Dec-2018	$10,959	$12,735
Dec-2019	$12,989	$16,745
Dec-2020	$14,319	$19,826
Dec-2021	$16,119	$25,517
Dec-2022	$14,012	$20,896
Dec-2023	$15,863	$26,389
Dec-2024	$17,208	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Moderate Growth ETF Portfolio	8.48%	5.79%	5.92%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 181,286,143	$ 181,286,143
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 163,490
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$181,286,143 Number of Portfolio Holdings22 Advisory Fee $163,490 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.1%
Exchange-Traded Funds	91.9%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.0%
SPDR Portfolio Short Term Corporate Bond ETF	9.1%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.